U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment [X]: Amendment Number 1
     This Amendment (check only one):   [X]  is a restatement.
                                   	[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dennis M. Marker
Title:    President
Phone:    (515) 225-5522

Signature, Place and Date of Signing:

  /s/ Dennis M. Marker        West Des Moines, IA      08/15/2007
Signature                     City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None

			    FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 219
Form 13F Information Table Value Total: $586,741

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

FORM 13F
                                                                       	 Item 6:Inv Discretion
             Item 1:             Item 2:  Item 3:   Item 4:    Item 5:  (a)Sole(b)Shared(c)Shared Item 7: 	Item 8:
                                  Title              Total                       as def.   Other            Voting Auth (Shares)
          Name of Issuer         of Class  Cusip    Mktvalue   Shares            Instr.V           Mgrs  (a)Sole (b)Shared(c)None
ADC TELECOMMUNICATIONS            COM     000886309      822     44,833   x                                x
AT&T INC                          COM     00206R102    2,593     62,476   x                                x
ABBOTT LABORATORIES               COM     002824100    4,952     92,483   x                                x
ABITIBI CONSOLIDATED INC          COM     003924107    1,406    478,390   x                                x
ADAMS EXPRESS COMPANY             MF      006212104    1,424     95,627   x                                x
ADAPTEC INC                       COM     00651F108      425    111,500   x                                x
AGILENT TECHNOLOGIES INC          COM     00846U101      738     19,210   x                                x
ALCOA INC                         COM     013817101    2,059     50,807   x                                x
ALLSTATE CORP                     COM     020002101    1,361     22,130   x                                x
ALLTEL CORP                       COM     020039103      834     12,345   x                                x
ALTRIA GROUP INC                  COM     02209S103    5,773     82,313   x                                x
AMERICAN EXPRESS COMPANY          COM     025816109    5,378     87,900   x                                x
AMERICAN INT'L GROUP INC          COM     026874107    6,697     95,627   x                                x
AMERIPRISE FINANCIAL INC          COM     03076C106    1,622     25,514   x                                x
AMGEN INC                         COM     031162100    2,757     49,867   x                                x
ANADARKO PETROLEUM CORP           COM     032511107    2,046     39,350   x                                x
ANHEUSER-BUSCH COS                COM     035229103    2,881     55,228   x                                x
APACHE CORP                       COM     037411105    1,902     23,310   x                                x
APPLIED MATERIALS INC.            COM     038222105      790     39,775   x                                x
ATMOS ENERGY                      COM     049560105    2,596     86,347   x                                x
BJ SERVICES CO                    COM     055482103      701     24,635   x                                x
BP PLC                            COM     055622104    1,906     26,415   x                                x
BAKER HUGHES INC                  COM     057224107    2,103     25,000   x                                x
BANK OF AMERICA                   COM     060505104    7,748    158,468   x                                x
BANK OF AMERICA                   PFD     060505831    1,549     60,000   x                                x
BANK OF NEW YORK CO INC           COM     064057102    2,539     61,265   x                                x
BARCLAYS BANK PLC                 PFD     06738C794    1,186     27,686   x                                x
BARRICK GOLD CORP                 COM     067901108    4,215    144,981   x                                x
BECTON DICKINSON & CO.            COM     075887109    2,357     31,635   x                                x
BED BATH & BEYOND INC             COM     075896100      565     15,700   x                                x
BELO CORPORATION                  COM     080555105    1,243     60,390   x                                x
BLACKROCK PROVIDENT T-FUND        MF      09248U718    7,175  7,175,356   x                                x
BOEING COMPANY                    COM     097023105    5,071     52,738   x                                x
BOSTON SCIENTIFIC                 COM     101137107      181     11,815   x                                x
BRISTOL-MYERS SQUIBB CO           COM     110122108    1,938     61,422   x                                x
CBS CORP                          COM     124857202      676     20,279   x                                x
CIT GROUP INC                     PFD     125581306      979     10,000   x                                x
CMS ENERGY CORP                   COM     125896100    1,129     65,650   x                                x
CATERPILLAR INC                   COM     149123101    3,682     47,028   x                                x
CHEVRON CORP                      COM     166764100    8,378     99,458   x                                x
CISCO SYSTEMS INC                 COM     17275R102    5,704    204,809   x                                x
CINTAS CORP                       COM     172908105    2,393     60,700   x                                x
CITIGROUP INC                     COM     172967101    8,284    161,509   x                                x
COCA-COLA COMPANY                 COM     191216100    5,149     98,423   x                                x
COCA COLA ENTERPRISES             COM     191219104    1,010     42,065   x                                x
COLGATE PALMOLIVE CO              COM     194162103    1,304     20,110   x                                x
COMCAST CORP                      COM     20030N101    3,423    121,745   x                                x
COMPUWARE CORP                    COM     205638109      546     46,000   x                                x
CONAGRA FOODS INC                 COM     205887102      700     26,064   x                                x
CONOCOPHILLIPS                    COM     20825C104    6,172     78,628   x                                x
DANAHER CORP                      COM     235851102      408      5,400   x                                x
DARLING INTERNATIONAL INC         COM     237266101   14,267  1,560,899   x                                x
DEERE & CO                        COM     244199105      589      4,880   x                                x
DELL INC                          COM     24702R101    1,489     52,168   x                                x
DISNEY (WALT) COMPANY             COM     254687106    2,068     60,564   x                                x
DOMINION RESOURCES INC/VA         COM     25746U109    1,646     19,070   x                                x
RR DONNELLEY & SONS CO            COM     257867101    1,586     36,455   x                                x
DOW CHEMICAL                      COM     260543103    2,141     48,408   x                                x
DU PONT (E.I.) DE NEMOURS         COM     263534109    4,364     85,844   x                                x
ECI TELECOM LTD                   COM     268258100      275     30,000   x                                x
EMC CORP                          COM     268648102    3,347    184,903   x                                x
EBAY INC                          COM     278642103      874     27,165   x                                x
ELECTRONIC DATA SYSTEMS CORP      COM     285661104      749     27,000   x                                x
EMERSON ELECTRIC                  COM     291011104      562     12,000   x                                x
ENTERGY MISSISSISPPI INC          PFD     29364N850    1,214     50,000   x                                x
EQUITRUST SERIES FUND, INC        MF      294937701    2,040    123,716   x                                x
EQUITRUST SERIES FUND, INC        MF      294937800      193     18,842   x                                x
EQUITRUST SERIES FUND, INC        MF      294937867    2,411  2,411,336   x                                x
EQUITRUST SERIES FUND, INC        MF      294937875      183     11,602   x                                x
EQUITRUST SERIES FUND, INC        MF      294937883    1,070    111,090   x                                x
EQUITRUST MONEY MARKET FUND       MF      294938105    1,059  1,059,174   x                                x
EVERGREEN INST TREAS MMKT-IV      MF      299920439       25     25,314   x                                x
EXCEL TECHNOLOGY INC              COM     30067T103      500     17,900   x                                x
EXELON CORP                       COM     30161N101    2,936     40,438   x                                x
EXXON MOBIL CORPORATION           COM     30231G102    9,656    115,119   x                                x
FED HOME LOAN MTG CORP            COM     313400301      880     14,500   x                                x
FEDERAL NATIONAL MTG ASSN         COM     313586109    1,546     23,671   x                                x
FEDERAL NATIONAL MTG ASSN         PFD     313586794    2,333     45,000   x                                x
FEDERAL SIGNAL CORP               COM     313855108    1,375     86,700   x                                x
FIRST DATA CORP                   COM     319963104      297      9,100   x                                x
ARTHUR J GALLAGHER & CO           COM     363576109    1,500     53,800   x                                x
GENERAL ELECTRIC COMPANY          COM     369604103   17,322    452,500   x                                x
GENERAL MILLS INC                 COM     370334104      481      8,230   x                                x
GENERAL MOTORS CORPORATION        COM     370442105    1,038     27,449   x                                x
GENWORTH FINANCIAL INC            PFD     37247D403      985     20,000   x                                x
GLAXOSMITHKLINE PLC-ADR           COM     37733W105    1,165     22,245   x                                x
GLOBAL INDUSTRIES LTD             COM     379336100      274     10,200   x                                x
H & Q LIFE SCIENCES               MF      404053100    1,453    107,284   x                                x
HEALTH MGMT ASSOCIATES INC        COM     421933102    1,601    140,945   x                                x
HELMERICH & PAYNE                 COM     423452101    1,074     30,330   x                                x
HEWLETT-PACKARD CO.               COM     428236103    4,195     94,027   x                                x
HOME DEPOT INC                    COM     437076102    1,748     44,421   x                                x
HONEYWELL INTERNATIONAL INC       COM     438516106    9,131    162,236   x                                x
ITT CORP                          COM     450911102    2,771     40,580   x                                x
ILLINOIS TOOL WORKS               COM     452308109    2,200     40,600   x                                x
INTEL CORP                        COM     458140100    3,723    156,712   x                                x
INT'L BUSINESS MACHINES CORP      COM     459200101    2,566     24,378   x                                x
INTERSTATE P&L CO                 PFD     461070872    5,584    178,700   x                                x
INTUIT INC                        COM     461202103      785     26,100   x                                x
ISHARES                           COM     464286848      735     50,600   x                                x
ISHARES                           MF      464287200      248      1,645   x                                x
ISHARES                           MF      464287234    1,516     11,515   x                                x
ISHARES                           COM     464287309    2,409     35,076   x                                x
ISHARES                           MF      464287408    2,411     29,505   x                                x
ISHARES                           MF      464287465    5,078     62,874   x                                x
ISHARES                           MF      464287564    2,635     29,130   x                                x
ISHARES                           MF      464287598    4,446     51,255   x                                x
ISHARES                           MF      464287606    1,155     12,811   x                                x
ISHARES                           COM     464287614    3,220     54,385   x                                x
ISHARES                           MF      464287630    6,225     75,580   x                                x
ISHARES                           MF      464287648    1,498     17,445   x                                x
ISHARES                           MF      464287705    1,113     12,849   x                                x
ISHARES                           MF      464287879    1,109     13,966   x                                x
ISHARES                           MF      464287887    1,148      8,114   x                                x
ISHARES                           MF      464288869      954     15,764   x                                x
JDS UNIPHASE CORP                 COM     46612J507      385     28,650   x                                x
JP MORGAN CHASE & CO              COM     46625H100    3,764     77,690   x                                x
JANUS GROWTH & INCOME FUND        MF      471023200    1,714     41,381   x                                x
JOHNSON & JOHNSON                 COM     478160104    9,628    156,241   x                                x
JONES APPAREL GROUP INC           COM     480074103      939     33,225   x                                x
JPMORGAN US TREAS PL MMK-AG       MF      4812C2$J1   12,879 12,879,403   x                                x
JPMORGAN US TREAS PL MMK-AG       MF      4812C2742   46,138 46,138,353   x                                x
KV PHARMACEUTICAL CO - CLASS A    COM     482740206    1,425     52,300   x                                x
KIMBERLY-CLARK                    COM     494368103    3,222     48,170   x                                x
KINDER MORGAN MANAGEMENT LLC      COM     49455U100    2,042     39,337   x                                x
KRAFT FOODS INC                   COM     50075N104    2,008     56,960   x                                x
KROGER CO                         COM     501044101      731     25,985   x                                x
LIFEPOINT HOSPITALS INC           COM     53219L109    1,259     32,538   x                                x
LILLY (ELI) & CO                  COM     532457108    1,675     29,969   x                                x
LOWE'S COMPANIES                  COM     548661107    1,460     47,560   x                                x
MBIA INC                          COM     55262C100      705     11,334   x                                x
MCDONALDS CORPORATION             COM     580135101    4,556     89,759   x                                x
MEDTRONIC INC                     COM     585055106    1,680     32,395   x                                x
MERCK & CO INC                    COM     589331107    2,453     49,258   x                                x
MERIDIAN GROWTH FUND INC          MF      589619105    2,147     50,241   x                                x
METLIFE INC                       COM     59156R108    2,167     33,605   x                                x
METLIFE INC                       PFD     59156R504    1,563     60,000   x                                x
MICROSOFT CORP                    COM     594918104    7,519    255,144   x                                x
MONEY MARKET OBLIGATIONS          MF      60934N203      583    582,587   x                                x
MOTOROLA INC                      COM     620076109    1,094     61,799   x                                x
MYLAN LABORATORIES                COM     628530107      743     40,825   x                                x
NATIONAL CITY CORP                COM     635405103    1,001     30,055   x                                x
NATIONAL WESTMINSTER BANK         PFD     638539AG1    5,026  5,000,000   x                                x
NEW YORK COMMUNITY BANCORP        COM     649445103    2,002    117,655   x                                x
NEWMONT MINING CORP               COM     651639106    2,039     52,195   x                                x
NEWS CORP INC                     COM     65248E104      859     40,485   x                                x
NORTHERN INSTL                    MF      665278$PW      232    231,700   x                                x
NORTHERN INSTL                    MF      665278107    1,575  1,574,720   x                                x
NORTHWEST PIPE COMPANY            COM     667746101      832     23,400   x                                x
NOVARTIS AG-ADR                   COM     66987V109    1,475     26,300   x                                x
OCCIDENTAL PETROLEUM CO           COM     674599105    3,269     56,475   x                                x
ORACLE CORPORATION                COM     68389X105    3,020    153,246   x                                x
PEPCO HOLDINGS INC                COM     713291102    2,832    100,430   x                                x
PEPSICO INC                       COM     713448108    4,302     66,345   x                                x
PFIZER INC                        COM     717081103    7,798    304,965   x                                x
PINNACLE WEST CAPITAL             COM     723484101    2,202     55,265   x                                x
PRESTON CORP                      DEB CONV741130AA6      295    306,000   x                                x
T ROWE PRICE GROWTH STOCK FUND    MF      741479109    1,699     49,460   x                                x
PRINCIPAL FINANCIAL GROUP         PFD     74251V201    9,972    100,000   x                                x
PRINCIPAL FINANCIAL GROUP         PFD     74251V300    5,390    200,000   x                                x
PROCTER AND GAMBLE CO.            COM     742718109    6,932    113,288   x                                x
QUALCOMM INC                      COM     747525103      425      9,785   x                                x
REGIONS TREASURY MONEY MARKET     MF      75913Q878       25     24,976   x                                x
REGIONS FINANCIAL CORP            COM     7591EP100    1,438     43,458   x                                x
ROWAN COMPANIES INC               COM     779382100    2,627     64,095   x                                x
SG PREFERRED CAPITAL II           PFD     784210304    2,531      2,500   x                                x
SLM CORP                          COM     78442P106      962     16,700   x                                x
STANDARD AND POORS 500 INDEX      COM     78462F103    7,176     47,705   x                                x
SAFECO CORP                       COM     786429100      913     14,661   x                                x
SAN DIEGO GAS & ELECTRIC          PFD     797440831      412     16,500   x                                x
SCHERING-PLOUGH CORP              COM     806605101    1,845     60,625   x                                x
SOLECTRON CORP                    COM     834182107      196     53,300   x                                x
SOUTHERN CALIFORNIA EDISON        PFD     842400749      504      5,000   x                                x
SOUTHERN CALIFORNIA EDISON        PFD     842400756    1,479     15,000   x                                x
SOUTHERN CO                       COM     842587107    1,221     35,604   x                                x
SOVEREIGN CAPITAL TR V            PFD     84604V204    1,040     40,000   x                                x
SPRINT NEXTEL CORP                COM     852061100    3,223    155,642   x                                x
SPDR DJ WILSHIRE                  MF      863308839      810     12,467   x                                x
STRYKER CORP                      COM     863667101    1,722     27,295   x                                x
SYMANTEC CORP                     COM     871503108    1,284     63,585   x                                x
SYSCO CORP                        COM     871829107    1,660     50,325   x                                x
TARGET CORP                       COM     87612E106    2,398     37,705   x                                x
TEVA PHARMACEUTICAL-SP ADR        COM     881624209    2,309     55,979   x                                x
TEXAS INSTRUMENT                  COM     882508104    1,542     40,969   x                                x
THERMO FISHER SCIENTIFIC INC      COM     883556102    2,489     48,130   x                                x
3M CO                             COM     88579Y101    7,880     90,793   x                                x
TIME WARNER INC                   COM     887317105    3,048    144,844   x                                x
TORTOISE ENERGY CAPITAL CORP      COM     89147U100    2,050     68,220   x                                x
TRIBUNE CO                        COM     896047107      307     10,450   x                                x
U S BANCORP                       COM     902973304    1,307     39,652   x                                x
UNION PACIFIC CORP                COM     907818108    1,128      9,795   x                                x
UNITED PARCEL SERVICE -CL B       COM     911312106    1,680     23,015   x                                x
UNITED TECHNOLOGIES CORP.         COM     913017109    5,531     77,972   x                                x
USB CAPITAL IX                    PFD     91731KAA8    2,015  2,000,000   x                                x
VANGUARD TOTAL INT'L INDEX        MF      921909602      562     28,421   x                                x
VANGUARD EXPLORER FUND            MF      921926200    1,918     24,896   x                                x
VANGUARD WINDSOR II               MF      922018304    2,952     44,157   x                                x
VANGUARD EMERGING MKT             MF      922042841    3,260     86,518   x                                x
VANGUARD EMERGING MKT             MF      922042858      882      9,657   x                                x
VANGUARD                          MF      922908553    1,071     15,097   x                                x
VERIZON COMMUNICATIONS            COM     92343V104    4,192    101,826   x                                x
VIACOM INC                        COM     92553P201      844     20,279   x                                x
WACHOVIA PFD FUNDING              PFD     92977V206      958     36,000   x                                x
WACHOVIA CORP                     COM     929903102    4,076     79,530   x                                x
WAL-MART STORES                   COM     931142103    5,989    124,477   x                                x
WALGREEN CO                       COM     931422109    1,136     26,100   x                                x
WASATCH SMALL CAP GROWTH FD       MF      936772102    1,865     47,398   x                                x
WELLPOINT INC                     COM     94973V107    1,424     17,840   x                                x
WELLS FARGO CO                    COM     949746101    2,304     65,520   x                                x
WERNER ENTERPRISES INC            COM     950755108      445     22,080   x                                x
WEYERHAEUSER CO                   COM     962166104      829     10,506   x                                x
WISDOMTREE INTL                   MF      97717W760      648      9,056   x                                x
WYETH                             COM     983024100      914     15,945   x                                x
XCEL ENERGY INC                   COM     98389B100    1,648     80,530   x                                x
ZIMMER HOLDINGS INC               COM     98956P102    1,600     18,850   x                                x
HELEN OF TROY LTD                 COM     G4388N106    1,215     45,000   x                                x
INGERSOLL-RAND CO-A               COM     G4776G101    4,177     76,190   x                                x
NOBLE CORP                        COM     G65422100    1,012     10,375   x                                x
WEATHERFORD INTL INC              COM     G95089101    1,773     32,100   x                                x
                                                     586,741